Note 17 - Related Party Transactions (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	For the year ended
	November 30,
	2023	2022
	($)	($)
Management fees	280	265
Director and officer fees	564	562
Share-based compensation	1,719	1,219
Total	2,563	2,046